Share Capital (Details) - Schedule of share capital - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Capital (Details) - Schedule of share capital [Line Items]
In issue at 1 January	22,019,230
In issue at 1 January		$ 8,599	$ 8,592
Issued for cash		1,667
Issued in lieu of consultancy fees		11	7
Conversion of warrants		239
Conversion of Loan		165
Exercise of options		113
In lieu of commission
In issue at 31 December		$ 10,794	$ 8,599
Ordinary Shares [Member]
Share Capital (Details) - Schedule of share capital [Line Items]
In issue at 1 January		136,654,516	136,463,818
Issued for cash		43,979,245
Issued in lieu of consultancy fees		281,250	190,698
Conversion of warrants		6,365,428
Conversion of Loan		4,406,125
Exercise of options		2,925,725
In lieu of commission
In issue at 31 December		194,612,289	136,654,516